Cash and Cash Equivalents (Predecessor) (Tables)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the unaudited interim consolidated statement of cash flows:

	June 30, 2023	December 31, 2022
Cash and cash equivalents	6,582	54,732
Restricted cash, non-current	700	15,200
Cash and Cash equivalents and restricted cash	7,282	69,932

United Maritime Predecessor [Member]
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the balance sheets that sum to the total of the same such amounts shown in the statements of cash flows:

	June 30, 2022	December 31, 2021
Cash and cash equivalents	250,000	765,484
Total	250,000	765,484